Offerings - Offering: 1	Jul. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit	18.28
Maximum Aggregate Offering Price	$ 219,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,293.62
Offering Note	Estimated solely to calculate the registration fee in accordance with Rule 457(c) of the Securities Act on the basis of the average of the high and low sales prices of the registrant's shares of common stock as reported by The Nasdaq Global Market on July 16, 2026. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for registration statement No. 333-296607.